Income Taxes (Details) - Schedule of Effective Income Tax Rate and PRC Statutory Income Tax Rate - PRC Statutory Income Tax Rate [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Income Tax Rate and PRC Statutory Income Tax Rate [Line Items]
PRC statutory income tax rates	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	(0.42%)	0.91%	(0.22%)
Effect of additional deduction of research and development expense	5.98%	(64.43%)	15.18%
Effect of income tax exemptions and reliefs	(5.71%)	(56.77%)	(13.14%)
Recovery from deferred income tax assets	0.05%	(97.39%)	0.00%
Effect of valuation allowance on deferred income tax assets	(23.52%)	171.26%	(26.35%)
Income tax difference under different tax jurisdictions	(1.37%)	21.42%	(0.47%)
Total	0.01%	0.00%	0.00%